CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	158,235,410	158,235,410	144,153,444
Common stock, shares outstanding	156,206,478	156,206,478	142,124,512
Treasury stock, shares	2,028,932	2,028,932	2,028,932
Non-vehicle
Receivables, allowance for doubtful accounts (in dollars)	$ 56	$ 46	$ 35
The Hertz Corporation
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
The Hertz Corporation | Non-vehicle
Receivables, allowance for doubtful accounts (in dollars)	$ 56	$ 46	$ 35